Note 9 - Stock-based Compensation - Nonvested Restricted Stock Units Activity (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Restricted nonvested (in shares) | shares
Restricted nonvested, weighted average grant date fair value (in dollars per share) | $ / shares
Granted, restricted shares (in shares) | shares	11,500
Granted, weighted average grant date fair value (in dollars per share) | $ / shares	$ 3.45
Vested, restricted shares (in shares) | shares
Vested, weighted average grant date fair value (in dollars per share) | $ / shares
Restricted nonvested (in shares) | shares	11,500
Restricted nonvested, weighted average grant date fair value (in dollars per share) | $ / shares	$ 3.45